Commitments and Contingencies - Estimated Future Cash Outlays Related to Principal Contractual Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 182.5
2015	106.9
2016	72.7
2017	42.2
2018	13.3
Thereafter	16.7
Total	$ 434.3